Fair values - Carrying value and fair value (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other non-current assets
Held-to-maturity securities	$ 110
Carrying value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,837	$ 2,218
Time deposits	2,717	3,140
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	104	200
Receivables under reverse repurchase agreements	224	219
Other short-term investments	7	6
Other non-current assets
Loans granted	29	41
Held-to-maturity securities	99	95
Restricted cash and cash deposits	176	198
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	1,427	324
Long-term debt (excluding capital lease obligations)	5,889	7,198
Non-current deposit liabilities in "Other non-current liabilities"	215	222
Total fair value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,837	2,218
Time deposits	2,717	3,140
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	104	200
Receivables under reverse repurchase agreements	224	219
Other short-term investments	7	6
Other non-current assets
Loans granted	30	44
Held-to-maturity securities	110	109
Restricted cash and cash deposits	193	225
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	1,431	324
Long-term debt (excluding capital lease obligations)	6,058	7,552
Non-current deposit liabilities in "Other non-current liabilities"	244	267
Total fair value | Level 1
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	1,837	2,218
Marketable securities and short-term investments (excluding available-for-sale securities)
Other short-term investments	7	6
Other non-current assets
Restricted cash and cash deposits	55	64
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	614	115
Long-term debt (excluding capital lease obligations)	5,307	6,148
Total fair value | Level 2
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Time deposits	2,717	3,140
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	104	200
Receivables under reverse repurchase agreements	224	219
Other non-current assets
Loans granted	30	44
Held-to-maturity securities	110	109
Restricted cash and cash deposits	138	161
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	817	209
Long-term debt (excluding capital lease obligations)	751	1,404
Non-current deposit liabilities in "Other non-current liabilities"	$ 244	$ 267